Derivative Financial Instruments Derivative Financial Instruments (Schedule of Forward Purchase and Sales Contracts) (Details) (Forward Contracts [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2012 bbl
Forward Contracts [Member]
Derivative [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 20.3
Barrels Accounted for Forward Purchase Contract for Product Purchases	200,000
Supply Commitment, Remaining Minimum Amount Committed	$ 60.0
Barrels Accounted for Forward Sale Contract for Product Sales	500,000